Note 04 - Cash and Cash Equivalents (Table)	9 Months Ended
Sep. 30, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]

	September 30, 2011	December 31, 2010

Cash	1,908	1,974
Investments - Brazilian Reais (1)	10,325	7,819
Investments - U.S. dollars (2)	5,391	7,840

	17,624	17,633

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits -DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.